Supplement dated January 27, 2017
to the Prospectus and Summary Prospectus, as supplemented, if applicable, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Global Infrastructure Fund	9/1/2016
Effective immediately, the list of portfolio managers in the subsection “Fund Management” in the Summary Prospectus and in the "Summary of the Fund — Fund Management" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Peter Santoro, CFA	Senior Portfolio Manager	Co-manager	2013
Craig Leopold, CFA	Senior Portfolio Manager	Co-manager	2013
Kirk Moore, CFA	Portfolio Manager, Vice President and Head of Global Fixed Income Research	Co-manager	2013
Tiffany Wade	Equity Analyst	Co-manager	January 2017
The rest of the section remains the same.
Effective immediately, the caption "Portfolio Managers” and the information beneath it, in the “More Information About the Fund — Primary Service Providers” section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Peter Santoro, CFA	Senior Portfolio Manager	Co-manager	2013
Craig Leopold, CFA	Senior Portfolio Manager	Co-manager	2013
Kirk Moore, CFA	Portfolio Manager, Vice President and Head of Global Fixed Income Research	Co-manager	2013
Tiffany Wade	Equity Analyst	Co-manager	January 2017
Mr. Santoro joined one of the Columbia Management legacy firms or acquired business lines in 2003. Mr. Santoro began his investment career in 1996 and earned a B.A. from Amherst College.
Mr. Leopold joined one of the Columbia Management legacy firms or acquired business lines in 2003. Mr. Leopold began his investment career in 1989 and earned a B.B.A. from Adelphi University and an M.B.A. from Fordham University.
Mr. Moore joined one of the Columbia Management legacy firms or acquired business lines in 2003. Mr. Moore began his investment career in 1990 and earned a B.A. from the University of Missouri and an M.B.A. from Washington University.
Ms. Wade joined one of the Columbia Management legacy firms or acquired business lines in 2010. Ms. Wade began her investment career in 2008 and earned a B.A. in economics from Brown University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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